SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Accounting Policies [Abstract]
Allowance for expected credit losses	$ 56		$ 56
Salvage value percentage	0.00%
Salvage value percentage	0.00%
Right of use asset	$ 240,757		325,153
Lease liabilities	$ 240,757		325,109
Future minimum rental payments description	The Company’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Best Lending Rate (“BLR”) 5.875% (2023: 5.875%) plus Margin 1.500% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 7.375% (2023: 7.375%).
Allowance for expected credit losses	$ 8,167		21,191
Impairment loss	0		$ 0
Government grants		$ 23,339